Commitments and Contingencies (Detail)	Dec. 31, 2016 USD ($)
Commitments And Contingencies Details [Abstract]
2017	$ 200,000
2018	201,250
2019	206,250
2020	157,500
Total future minimum lease payments	$ 765,000